FT Vest U.S. Equity Max Buffer ETF - January (JANM)
Portfolio of Investments
February 28, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.1%
250,671	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (a)	$250,671
	(Cost $250,671)
	Total Investments — 1.1%	250,671
	(Cost $250,671)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 102.2%
	Call Options Purchased — 97.3%
403	SPDR® S&P 500® ETF Trust	$23,945,454	$5.96	01/16/26	23,494,549
	(Cost $23,823,074)
	Put Options Purchased — 4.9%
403	SPDR® S&P 500® ETF Trust	23,945,454	597.56	01/16/26	1,178,344
	(Cost $1,060,666)
	Total Purchased Options				24,672,893
	(Cost $24,883,740)
WRITTEN OPTIONS — (3.2)%
	Call Options Written — (3.2)%
(403)	SPDR® S&P 500® ETF Trust	(23,945,454)	640.84	01/16/26	(763,774)
	(Premiums received $998,510)
	Net Other Assets and Liabilities — (0.1)%				(13,615)
	Net Assets — 100.0%				$24,146,175

(a)	Rate shown reflects yield as of February 28, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$250,671	$250,671	$—	$—
Purchased Options	24,672,893	—	24,672,893	—
Total	$24,923,564	$250,671	$24,672,893	$—

LIABILITIES TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(763,774)	$—	$(763,774)	$—

FT Vest U.S. Equity Uncapped Accelerator ETF - January (UXJA)
Portfolio of Investments
February 28, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 2.2%
96,187	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (a)	$96,187
	(Cost $96,187)
	Total Investments — 2.2%	96,187
	(Cost $96,187)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 105.1%
	Call Options Purchased — 105.1%
75	SPDR® S&P 500® ETF Trust	$4,456,350	$11.95	01/16/26	4,329,374
96	SPDR® S&P 500® ETF Trust	5,704,128	609.53	01/16/26	342,348
	Total Purchased Options				4,671,722
	(Cost $4,686,694)
WRITTEN OPTIONS — (7.3)%
	Call Options Written — (7.3)%
(75)	SPDR® S&P 500® ETF Trust	(4,456,350)	597.58	01/16/26	(323,707)
	(Premiums received $339,675)
	Net Other Assets and Liabilities — (0.0)%				(1,724)
	Net Assets — 100.0%				$4,442,478

(a)	Rate shown reflects yield as of February 28, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$96,187	$96,187	$—	$—
Purchased Options	4,671,722	—	4,671,722	—
Total	$4,767,909	$96,187	$4,671,722	$—

LIABILITIES TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(323,707)	$—	$(323,707)	$—

FT Vest U.S. Equity Max Buffer ETF - February (FEBM)
Portfolio of Investments
February 28, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.1%
232,841	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (a)	$232,841
	(Cost $232,841)
	Total Investments — 1.1%	232,841
	(Cost $232,841)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 102.5%
	Call Options Purchased — 97.3%
360	SPDR® S&P 500® ETF Trust	$21,390,480	$5.98	02/20/26	20,999,797
	(Cost $21,109,636)
	Put Options Purchased — 5.2%
360	SPDR® S&P 500® ETF Trust	21,390,480	599.92	02/20/26	1,119,359
	(Cost $1,074,340)
	Total Purchased Options				22,119,156
	(Cost $22,183,976)
WRITTEN OPTIONS — (3.6)%
	Call Options Written — (3.6)%
(360)	SPDR® S&P 500® ETF Trust	(21,390,480)	642.66	02/20/26	(771,595)
	(Premiums received $828,285)
	Net Other Assets and Liabilities — (0.0)%				(1,872)
	Net Assets — 100.0%				$21,578,530

(a)	Rate shown reflects yield as of February 28, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$232,841	$232,841	$—	$—
Purchased Options	22,119,156	—	22,119,156	—
Total	$22,351,997	$232,841	$22,119,156	$—

LIABILITIES TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(771,595)	$—	$(771,595)	$—

FT Vest U.S. Equity Max Buffer ETF - March (MARM)
Portfolio of Investments
February 28, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.3%
405,863	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (a)	$405,863
	(Cost $405,863)
	Total Investments — 0.3%	405,863
	(Cost $405,863)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 105.1%
	Call Options Purchased — 105.0%
2,226	SPDR® S&P 500® ETF Trust	$132,264,468	$5.19	03/21/25	130,755,084
	(Cost $114,483,169)
	Put Options Purchased — 0.1%
2,226	SPDR® S&P 500® ETF Trust	132,264,468	518.81	03/21/25	126,437
	(Cost $5,916,354)
	Total Purchased Options				130,881,521
	(Cost $120,399,523)
WRITTEN OPTIONS — (5.3)%
	Call Options Written — (5.3)%
(2,226)	SPDR® S&P 500® ETF Trust	(132,264,468)	566.70	03/21/25	(6,682,074)
	(Premiums received $2,894,457)
	Net Other Assets and Liabilities — (0.1)%				(86,228)
	Net Assets — 100.0%				$124,519,082

(a)	Rate shown reflects yield as of February 28, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$405,863	$405,863	$—	$—
Purchased Options	130,881,521	—	130,881,521	—
Total	$131,287,384	$405,863	$130,881,521	$—

LIABILITIES TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(6,682,074)	$—	$(6,682,074)	$—

FT Vest U.S. Equity Equal Weight Buffer ETF - June (RSJN)
Portfolio of Investments
February 28, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.6%
166,883	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (a)	$166,883
	(Cost $166,883)
	Total Investments — 0.6%	166,883
	(Cost $166,883)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 100.5%
	Call Options Purchased — 99.3%
1,547	Invesco S&P 500® Equal Weight ETF	$27,873,846	$1.66	06/20/25	27,491,876
	(Cost $26,003,004)
	Put Options Purchased — 1.2%
1,547	Invesco S&P 500® Equal Weight ETF	27,873,846	165.59	06/20/25	326,556
	(Cost $1,015,222)
	Total Purchased Options				27,818,432
	(Cost $27,018,226)
WRITTEN OPTIONS — (1.0)%
	Call Options Written — (0.5)%
(1,547)	Invesco S&P 500® Equal Weight ETF	(27,873,846)	197.10	06/20/25	(134,635)
	(Premiums received $225,556)
	Put Options Written — (0.5)%
(1,547)	Invesco S&P 500® Equal Weight ETF	(27,873,846)	149.03	06/20/25	(148,079)
	(Premiums received $359,868)
	Total Written Options				(282,714)
	(Premiums received $585,424)
	Net Other Assets and Liabilities — (0.1)%				(15,881)
	Net Assets — 100.0%				$27,686,720

(a)	Rate shown reflects yield as of February 28, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$166,883	$166,883	$—	$—
Purchased Options	27,818,432	—	27,818,432	—
Total	$27,985,315	$166,883	$27,818,432	$—

LIABILITIES TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(282,714)	$—	$(282,714)	$—

FT Vest U.S. Equity Max Buffer ETF - June (JUNM)
Portfolio of Investments
February 28, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.5%
330,588	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (a)	$330,588
	(Cost $330,588)
	Total Investments — 0.5%	330,588
	(Cost $330,588)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 103.6%
	Call Options Purchased — 102.4%
1,092	SPDR® S&P 500® ETF Trust	$64,884,456	$5.43	06/20/25	64,000,689
	(Cost $59,594,943)
	Put Options Purchased — 1.2%
1,092	SPDR® S&P 500® ETF Trust	64,884,456	544.49	06/20/25	781,916
	(Cost $2,581,749)
	Total Purchased Options				64,782,605
	(Cost $62,176,692)
WRITTEN OPTIONS — (4.0)%
	Call Options Written — (4.0)%
(1,092)	SPDR® S&P 500® ETF Trust	(64,884,456)	593.95	06/20/25	(2,537,295)
	(Premiums received $1,849,143)
	Net Other Assets and Liabilities — (0.1)%				(61,459)
	Net Assets — 100.0%				$62,514,439

(a)	Rate shown reflects yield as of February 28, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$330,588	$330,588	$—	$—
Purchased Options	64,782,605	—	64,782,605	—
Total	$65,113,193	$330,588	$64,782,605	$—

LIABILITIES TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(2,537,295)	$—	$(2,537,295)	$—

FT Vest U.S. Equity Max Buffer ETF - July (JULM)
Portfolio of Investments
February 28, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.6%
111,234	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (a)	$111,234
	(Cost $111,234)
	Total Investments — 0.6%	111,234
	(Cost $111,234)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 105.0%
	Call Options Purchased — 103.6%
336	SPDR® S&P 500® ETF Trust	$19,964,448	$5.39	07/18/25	19,690,581
	(Cost $18,082,331)
	Put Options Purchased — 1.4%
336	SPDR® S&P 500® ETF Trust	19,964,448	541.21	07/18/25	275,799
	(Cost $825,414)
	Total Purchased Options				19,966,380
	(Cost $18,907,745)
WRITTEN OPTIONS — (5.5)%
	Call Options Written — (5.5)%
(336)	SPDR® S&P 500® ETF Trust	(19,964,448)	586.96	07/18/25	(1,056,209)
	(Premiums received $681,723)
	Net Other Assets and Liabilities — (0.1)%				(12,103)
	Net Assets — 100.0%				$19,009,302

(a)	Rate shown reflects yield as of February 28, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$111,234	$111,234	$—	$—
Purchased Options	19,966,380	—	19,966,380	—
Total	$20,077,614	$111,234	$19,966,380	$—

LIABILITIES TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(1,056,209)	$—	$(1,056,209)	$—

FT Vest U.S. Equity Max Buffer ETF - August (AUGM)
Portfolio of Investments
February 28, 2025 (Unaudited)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 104.2%
	Call Options Purchased — 102.2%
350	SPDR® S&P 500® ETF Trust	$20,796,300	$5.52	08/15/25	$20,517,854
	(Cost $19,505,412)
	Put Options Purchased — 2.0%
350	SPDR® S&P 500® ETF Trust	20,796,300	554.29	08/15/25	403,900
	(Cost $926,823)
	Total Purchased Options				20,921,754
	(Cost $20,432,235)
WRITTEN OPTIONS — (4.8)%
	Call Options Written — (4.8)%
(350)	SPDR® S&P 500® ETF Trust	(20,796,300)	598.77	08/15/25	(957,085)
	(Premiums received $689,597)
	Net Other Assets and Liabilities — 0.6%				116,960
	Net Assets — 100.0%				$20,081,629

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Purchased Options	$20,921,754	$—	$20,921,754	$—

LIABILITIES TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(957,085)	$—	$(957,085)	$—

FT Vest Emerging Markets Buffer ETF - September (TSEP)
Portfolio of Investments
February 28, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.9%
18,494	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (a)	$18,494
	(Cost $18,494)
	Total Investments — 0.9%	18,494
	(Cost $18,494)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 102.0%
	Call Options Purchased — 97.1%
458	iShares MSCI Emerging Markets ETF	$1,979,018	$0.44	09/19/25	1,938,709
	(Cost $2,027,129)
	Put Options Purchased — 4.9%
458	iShares MSCI Emerging Markets ETF	1,979,018	43.69	09/19/25	98,232
	(Cost $111,544)
	Total Purchased Options				2,036,941
	(Cost $2,138,673)
WRITTEN OPTIONS — (2.9)%
	Call Options Written — (0.8)%
(458)	iShares MSCI Emerging Markets ETF	(1,979,018)	50.79	09/19/25	(16,309)
	(Premiums received $21,275)
	Put Options Written — (2.1)%
(458)	iShares MSCI Emerging Markets ETF	(1,979,018)	39.32	09/19/25	(41,628)
	(Premiums received $37,076)
	Total Written Options				(57,937)
	(Premiums received $58,351)
	Net Other Assets and Liabilities — (0.0)%				(916)
	Net Assets — 100.0%				$1,996,582

(a)	Rate shown reflects yield as of February 28, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$18,494	$18,494	$—	$—
Purchased Options	2,036,941	—	2,036,941	—
Total	$2,055,435	$18,494	$2,036,941	$—

LIABILITIES TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(57,937)	$—	$(57,937)	$—

FT Vest U.S. Equity Equal Weight Buffer ETF - September (RSSE)
Portfolio of Investments
February 28, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.9%
221,931	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (a)	$221,931
	(Cost $221,931)
	Total Investments — 0.9%	221,931
	(Cost $221,931)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 101.5%
	Call Options Purchased — 98.2%
1,456	Invesco S&P 500® Equal Weight ETF	$26,234,208	$1.77	09/19/25	25,788,206
	(Cost $25,857,788)
	Put Options Purchased — 3.3%
1,456	Invesco S&P 500® Equal Weight ETF	26,234,208	177.44	09/19/25	861,486
	(Cost $1,028,620)
	Total Purchased Options				26,649,692
	(Cost $26,886,408)
WRITTEN OPTIONS — (2.3)%
	Call Options Written — (0.8)%
(1,456)	Invesco S&P 500® Equal Weight ETF	(26,234,208)	203.54	09/19/25	(209,766)
	(Premiums received $360,058)
	Put Options Written — (1.5)%
(1,456)	Invesco S&P 500® Equal Weight ETF	(26,234,208)	159.70	09/19/25	(393,149)
	(Premiums received $454,416)
	Total Written Options				(602,915)
	(Premiums received $814,474)
	Net Other Assets and Liabilities — (0.1)%				(15,919)
	Net Assets — 100.0%				$26,252,789

(a)	Rate shown reflects yield as of February 28, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$221,931	$221,931	$—	$—
Purchased Options	26,649,692	—	26,649,692	—
Total	$26,871,623	$221,931	$26,649,692	$—

LIABILITIES TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(602,915)	$—	$(602,915)	$—

FT Vest U.S. Equity Max Buffer ETF - September (SEPM)
Portfolio of Investments
February 28, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.7%
174,371	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (a)	$174,371
	(Cost $174,371)
	Total Investments — 0.7%	174,371
	(Cost $174,371)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 103.8%
	Call Options Purchased — 101.0%
403	SPDR® S&P 500® ETF Trust	$23,945,454	$5.66	09/19/25	23,565,627
	(Cost $22,921,552)
	Put Options Purchased — 2.8%
403	SPDR® S&P 500® ETF Trust	23,945,454	568.23	09/19/25	654,863
	(Cost $1,107,652)
	Total Purchased Options				24,220,490
	(Cost $24,029,204)
WRITTEN OPTIONS — (4.4)%
	Call Options Written — (4.3)%
(403)	SPDR® S&P 500® ETF Trust	(23,945,454)	608.03	09/19/25	(1,005,953)
	(Premiums received $932,685)
	Put Options Written — (0.1)%
(403)	SPDR® S&P 500® ETF Trust	(23,945,454)	284.24	09/19/25	(32,804)
	(Premiums received $57,276)
	Total Written Options				(1,038,757)
	(Premiums received $989,961)
	Net Other Assets and Liabilities — (0.1)%				(16,554)
	Net Assets — 100.0%				$23,339,550

(a)	Rate shown reflects yield as of February 28, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$174,371	$174,371	$—	$—
Purchased Options	24,220,490	—	24,220,490	—
Total	$24,394,861	$174,371	$24,220,490	$—

LIABILITIES TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(1,038,757)	$—	$(1,038,757)	$—

FT Vest U.S. Equity Max Buffer ETF - October (OCTM)
Portfolio of Investments
February 28, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.9%
264,839	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (a)	$264,839
	(Cost $264,839)
	Total Investments — 0.9%	264,839
	(Cost $264,839)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 102.3%
	Call Options Purchased — 98.7%
520	SPDR® S&P 500® ETF Trust	$30,897,360	$5.83	10/17/25	30,404,910
	(Cost $30,048,952)
	Put Options Purchased — 3.6%
520	SPDR® S&P 500® ETF Trust	30,897,360	584.57	10/17/25	1,112,160
	(Cost $1,418,429)
	Total Purchased Options				31,517,070
	(Cost $31,467,381)
WRITTEN OPTIONS — (3.1)%
	Call Options Written — (3.1)%
(520)	SPDR® S&P 500® ETF Trust	(30,897,360)	625.80	10/17/25	(952,895)
	(Premiums received $1,187,128)
	Net Other Assets and Liabilities — (0.1)%				(31,987)
	Net Assets — 100.0%				$30,797,027

(a)	Rate shown reflects yield as of February 28, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$264,839	$264,839	$—	$—
Purchased Options	31,517,070	—	31,517,070	—
Total	$31,781,909	$264,839	$31,517,070	$—

LIABILITIES TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(952,895)	$—	$(952,895)	$—

FT Vest U.S. Equity Uncapped Accelerator ETF - October (UXOC)
Portfolio of Investments
February 28, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.8%
167,570	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (a)	$167,570
	(Cost $167,570)
	Total Investments — 1.8%	167,570
	(Cost $167,570)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 105.6%
	Call Options Purchased — 105.6%
156	SPDR® S&P 500® ETF Trust	$9,269,208	$11.69	10/17/25	9,032,601
198	SPDR® S&P 500® ETF Trust	11,764,764	596.28	10/17/25	702,175
	Total Purchased Options				9,734,776
	(Cost $9,808,542)
WRITTEN OPTIONS — (7.3)%
	Call Options Written — (7.3)%
(156)	SPDR® S&P 500® ETF Trust	(9,269,208)	584.59	10/17/25	(677,531)
	(Premiums received $778,853)
	Net Other Assets and Liabilities — (0.1)%				(5,690)
	Net Assets — 100.0%				$9,219,125

(a)	Rate shown reflects yield as of February 28, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$167,570	$167,570	$—	$—
Purchased Options	9,734,776	—	9,734,776	—
Total	$9,902,346	$167,570	$9,734,776	$—

LIABILITIES TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(677,531)	$—	$(677,531)	$—

FT Vest U.S. Equity Max Buffer ETF - November (NOVM)
Portfolio of Investments
February 28, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.9%
206,543	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (a)	$206,543
	(Cost $206,543)
	Total Investments — 0.9%	206,543
	(Cost $206,543)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 102.6%
	Call Options Purchased — 98.7%
390	SPDR® S&P 500® ETF Trust	$23,173,020	$5.84	11/21/25	22,805,870
	(Cost $22,841,043)
	Put Options Purchased — 3.9%
390	SPDR® S&P 500® ETF Trust	23,173,020	585.73	11/21/25	904,410
	(Cost $937,526)
	Total Purchased Options				23,710,280
	(Cost $23,778,569)
WRITTEN OPTIONS — (3.4)%
	Call Options Written — (3.4)%
(390)	SPDR® S&P 500® ETF Trust	(23,173,020)	629.68	11/21/25	(779,197)
	(Premiums received $1,084,087)
	Net Other Assets and Liabilities — (0.1)%				(13,779)
	Net Assets — 100.0%				$23,123,847

(a)	Rate shown reflects yield as of February 28, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$206,543	$206,543	$—	$—
Purchased Options	23,710,280	—	23,710,280	—
Total	$23,916,823	$206,543	$23,710,280	$—

LIABILITIES TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(779,197)	$—	$(779,197)	$—

FT Vest Emerging Markets Buffer ETF - December (TDEC)
Portfolio of Investments
February 28, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.2%
58,431	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (a)	$58,431
	(Cost $58,431)
	Total Investments — 1.2%	58,431
	(Cost $58,431)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 102.5%
	Call Options Purchased — 97.9%
1,180	iShares MSCI Emerging Markets ETF	$5,098,780	$0.42	12/19/25	4,968,673
	(Cost $4,925,492)
	Put Options Purchased — 4.6%
1,180	iShares MSCI Emerging Markets ETF	5,098,780	42.27	12/19/25	233,121
	(Cost $274,406)
	Total Purchased Options				5,201,794
	(Cost $5,199,898)
WRITTEN OPTIONS — (3.7)%
	Call Options Written — (1.4)%
(1,180)	iShares MSCI Emerging Markets ETF	(5,098,780)	50.69	12/19/25	(69,018)
	(Premiums received $67,556)
	Put Options Written — (2.3)%
(1,180)	iShares MSCI Emerging Markets ETF	(5,098,780)	38.04	12/19/25	(116,348)
	(Premiums received $125,612)
	Total Written Options				(185,366)
	(Premiums received $193,168)
	Net Other Assets and Liabilities — (0.0)%				(2,254)
	Net Assets — 100.0%				$5,072,605

(a)	Rate shown reflects yield as of February 28, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$58,431	$58,431	$—	$—
Purchased Options	5,201,794	—	5,201,794	—
Total	$5,260,225	$58,431	$5,201,794	$—

LIABILITIES TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(185,366)	$—	$(185,366)	$—

FT Vest U.S. Equity Equal Weight Buffer ETF - December (RSDE)
Portfolio of Investments
February 28, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.1%
162,158	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (a)	$162,158
	(Cost $162,158)
	Total Investments — 1.1%	162,158
	(Cost $162,158)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 102.6%
	Call Options Purchased — 98.7%
855	Invesco S&P 500® Equal Weight ETF	$15,405,390	$1.77	12/19/25	15,084,192
	(Cost $14,852,865)
	Put Options Purchased — 3.9%
855	Invesco S&P 500® Equal Weight ETF	15,405,390	176.66	12/19/25	595,696
	(Cost $664,312)
	Total Purchased Options				15,679,888
	(Cost $15,517,177)
WRITTEN OPTIONS — (3.6)%
	Call Options Written — (1.6)%
(855)	Invesco S&P 500® Equal Weight ETF	(15,405,390)	201.69	12/19/25	(250,634)
	(Premiums received $208,923)
	Put Options Written — (2.0)%
(855)	Invesco S&P 500® Equal Weight ETF	(15,405,390)	158.99	12/19/25	(299,387)
	(Premiums received $323,661)
	Total Written Options				(550,021)
	(Premiums received $532,584)
	Net Other Assets and Liabilities — (0.1)%				(8,831)
	Net Assets — 100.0%				$15,283,194

(a)	Rate shown reflects yield as of February 28, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$162,158	$162,158	$—	$—
Purchased Options	15,679,888	—	15,679,888	—
Total	$15,842,046	$162,158	$15,679,888	$—

LIABILITIES TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(550,021)	$—	$(550,021)	$—

FT Vest U.S. Equity Max Buffer ETF - December (DECM)
Portfolio of Investments
February 28, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.9%
354,409	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (a)	$354,409
	(Cost $354,409)
	Total Investments — 0.9%	354,409
	(Cost $354,409)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 102.3%
	Call Options Purchased — 97.9%
637	SPDR® S&P 500® ETF Trust	$37,849,266	$5.89	12/19/25	37,116,716
	(Cost $37,042,470)
	Put Options Purchased — 4.4%
637	SPDR® S&P 500® ETF Trust	37,849,266	591.13	12/19/25	1,679,132
	(Cost $1,745,156)
	Total Purchased Options				38,795,848
	(Cost $38,787,626)
WRITTEN OPTIONS — (3.2)%
	Call Options Written — (3.2)%
(637)	SPDR® S&P 500® ETF Trust	(37,849,266)	634.48	12/19/25	(1,202,656)
	(Premiums received $1,445,308)
	Net Other Assets and Liabilities — (0.0)%				(8,283)
	Net Assets — 100.0%				$37,939,318

(a)	Rate shown reflects yield as of February 28, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$354,409	$354,409	$—	$—
Purchased Options	38,795,848	—	38,795,848	—
Total	$39,150,257	$354,409	$38,795,848	$—

LIABILITIES TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(1,202,656)	$—	$(1,202,656)	$—

FT Vest U.S. Equity Quarterly 2.5 to 15 Buffer ETF (DHDG)
Portfolio of Investments
February 28, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.0%
341,892	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (a)	$341,892
	(Cost $341,892)
	Total Investments — 1.0%	341,892
	(Cost $341,892)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 99.6%
	Call Options Purchased — 98.2%
571	SPDR® S&P 500® ETF Trust	$33,927,678	$5.97	04/17/25	33,503,117
	(Cost $33,982,015)
	Put Options Purchased — 1.4%
571	SPDR® S&P 500® ETF Trust	33,927,678	582.64	04/17/25	493,019
	(Cost $429,349)
	Total Purchased Options				33,996,136
	(Cost $34,411,364)
WRITTEN OPTIONS — (0.6)%
	Call Options Written — (0.4)%
(571)	SPDR® S&P 500® ETF Trust	(33,927,678)	622.68	04/17/25	(129,851)
	(Premiums received $369,640)
	Put Options Written — (0.2)%
(571)	SPDR® S&P 500® ETF Trust	(33,927,678)	507.94	04/17/25	(72,734)
	(Premiums received $98,630)
	Total Written Options				(202,585)
	(Premiums received $468,270)
	Net Other Assets and Liabilities — (0.0)%				(16,454)
	Net Assets — 100.0%				$34,118,989

(a)	Rate shown reflects yield as of February 28, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$341,892	$341,892	$—	$—
Purchased Options	33,996,136	—	33,996,136	—
Total	$34,338,028	$341,892	$33,996,136	$—

LIABILITIES TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(202,585)	$—	$(202,585)	$—

FT Vest U.S. Equity Quarterly Dynamic Buffer ETF (FHDG)
Portfolio of Investments
February 28, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.9%
57,622	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (a)	$57,622
	(Cost $57,622)
	Total Investments — 0.9%	57,622
	(Cost $57,622)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 101.3%
	Call Options Purchased — 98.5%
104	SPDR® S&P 500® ETF Trust	$6,179,472	$6.00	05/16/25	6,104,113
	(Cost $6,147,913)
	Put Options Purchased — 2.8%
104	SPDR® S&P 500® ETF Trust	6,179,472	599.94	05/16/25	175,460
	(Cost $142,823)
	Total Purchased Options				6,279,573
	(Cost $6,290,736)
WRITTEN OPTIONS — (2.1)%
	Call Options Written — (0.7)%
(104)	SPDR® S&P 500® ETF Trust	(6,179,472)	625.32	05/16/25	(46,000)
	(Premiums received $73,651)
	Put Options Written — (1.4)%
(104)	SPDR® S&P 500® ETF Trust	(6,179,472)	569.94	05/16/25	(87,690)
	(Premiums received $54,152)
	Total Written Options				(133,690)
	(Premiums received $127,803)
	Net Other Assets and Liabilities — (0.1)%				(3,748)
	Net Assets — 100.0%				$6,199,757

(a)	Rate shown reflects yield as of February 28, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$57,622	$57,622	$—	$—
Purchased Options	6,279,573	—	6,279,573	—
Total	$6,337,195	$57,622	$6,279,573	$—

LIABILITIES TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(133,690)	$—	$(133,690)	$—

FT Vest U.S. Equity Quarterly Max Buffer ETF (SQMX)
Portfolio of Investments
February 28, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.9%
28,598	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (a)	$28,598
	(Cost $28,598)
	Total Investments — 0.9%	28,598
	(Cost $28,598)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 99.7%
	Call Options Purchased — 98.3%
52	SPDR® S&P 500® ETF Trust	$3,089,736	$5.91	03/21/25	3,050,743
	(Cost $3,081,964)
	Put Options Purchased — 1.4%
52	SPDR® S&P 500® ETF Trust	3,089,736	591.15	03/21/25	41,872
	(Cost $49,844)
	Total Purchased Options				3,092,615
	(Cost $3,131,808)
WRITTEN OPTIONS — (0.5)%
	Call Options Written — (0.4)%
(52)	SPDR® S&P 500® ETF Trust	(3,089,736)	608.88	03/21/25	(12,599)
	(Premiums received $53,256)
	Put Options Written — (0.1)%
(52)	SPDR® S&P 500® ETF Trust	(3,089,736)	516.37	03/21/25	(2,828)
	(Premiums received $10,606)
	Total Written Options				(15,427)
	(Premiums received $63,862)
	Net Other Assets and Liabilities — (0.1)%				(1,553)
	Net Assets — 100.0%				$3,104,233

(a)	Rate shown reflects yield as of February 28, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$28,598	$28,598	$—	$—
Purchased Options	3,092,615	—	3,092,615	—
Total	$3,121,213	$28,598	$3,092,615	$—

LIABILITIES TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(15,427)	$—	$(15,427)	$—

First Trust Exchange-Traded Fund VIII
Additional Information
February 28, 2025 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.